Loss per common share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	31,053,611	0
Common Stock Shares Issued	166,207,190	115,745,455
Subsequent Event [Member]
Common Stock Shares Issued			12,359,162